UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21982
Guggenheim Strategic Opportunities Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: May 31
Date of reporting period: June 1, 2018 – August 31, 2018

Item 1.  Schedule of Investments.
Attached hereto.
Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

	Shares	Value
COMMON STOCKS† - 0.3%
Utilities - 0.2%
TexGen Power LLC*,††	22,219	$799,884
Energy - 0.1%
SandRidge Energy, Inc.*,1	39,565	627,501
Approach Resources, Inc.*	57,880	125,021
Titan Energy LLC*,1	9,603	4,321
Comstock Resources, Inc.*	1	10
Total Energy		756,853
Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††	11,126	104,306
Technology - 0.0%
Qlik Technologies, Inc. - Class A*,†††,2	56	57,049
Aspect Software Parent, Inc.*,†††,2,3	156	3,172
Qlik Technologies, Inc.*,†††,2	3,600	1
Qlik Technologies, Inc. - Class B*,†††,2	13,812	–
Total Technology		60,222
Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc*,†††,2,3	12,989	33,578
Industrial 0.0%
Carey International, Inc.*,†††,2	6	–
Total Common Stocks
(Cost $3,450,544)		1,754,843
PREFERRED STOCKS† - 0.6%
Industrial - 0.3%
Seaspan Corp. 6.38% due 04/30/19[1]	49,075	1,246,505
Lytx Holdings, LLC*,†††,2,4	485	485,000
Total Industrial		1,731,505
Financial - 0.3%
Public Storage 5.40%[4]	41,000	1,052,880
AgriBank FCB 6.88%[1,4,5]	4,000	428,000
Total Financial		1,480,880
Total Preferred Stocks
(Cost $3,054,904)		3,212,385
WARRANTS††† - 0.0%
Aspect Software Inc.[2,3]	134,686	21,116
Lytx, Inc.[2]	26	131
Total Warrants
(Cost $–)		21,247
MONEY MARKET FUND† - 2.2%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 1.81%[7]	12,171,175	12,171,175
Total Money Market Fund
(Cost $12,171,175)		12,171,175

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 34.6%
Industrial - 7.7%
Alion Science & Technology Corp.
6.58% (1 Month USD LIBOR + 4.50%) due 08/19/21	3,341,940	$3,356,578
Tronair Parent, Inc.
7.56% (3 Month USD LIBOR + 4.75%) due 09/08/23	3,160,000	3,112,600
American Bath Group LLC
6.58% (3 Month USD LIBOR + 4.25%) due 09/30/23	2,715,061	2,734,284
Springs Window Fashions
6.31% (3 Month USD LIBOR + 4.25%) due 06/15/25	1,350,000	1,351,687
10.56% (3 Month USD LIBOR + 8.50%) due 06/15/26	1,350,000	1,289,250
ILPEA Parent, Inc.
6.83% (1 Month USD LIBOR + 4.75%) due 03/02/23	2,609,337	2,615,861
Capstone Logistics
6.58% (1 Month USD LIBOR + 4.50%) due 10/07/21	2,528,925	2,514,713
WP CPP Holdings LLC
6.21% (3 Month USD LIBOR + 3.75%) due 04/30/25	2,380,000	2,387,449
Transcendia Holdings, Inc.
5.58% (1 Month USD LIBOR + 3.50%) due 05/30/24	1,985,025	1,968,490
Foundation Building Materials Holding Company LLC
5.31% (3 Month USD LIBOR + 3.25%) due 08/13/25	1,750,000	1,752,188
Bioplan / Arcade
6.83% (1 Month USD LIBOR + 4.75%) due 09/23/21	1,877,485	1,739,021
STS Operating, Inc. (SunSource)
6.33% (1 Month USD LIBOR + 4.25%) due 12/11/24	1,400,000	1,388,338
National Technical
8.33% (1 Month USD LIBOR + 6.25%) due 06/12/21†††,2	1,391,472	1,356,685
Savage Enterprises LLC
6.58% (1 Month USD LIBOR + 4.50%) due 08/01/25	1,300,000	1,309,750
Endries Acquisition Holdings, Inc.
6.82% (1 Month USD LIBOR + 4.75%) due 06/01/23†††,2	1,237,500	1,227,701
PT Intermediate Holdings III LLC
6.33% (3 Month USD LIBOR + 4.00%) due 12/09/24	793,308	791,325
10.33% (3 Month USD LIBOR + 8.00%) due 12/08/25	400,000	402,000

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 34.6% (continued)
Industrial - 7.7% (continued)
Diversitech Holdings, Inc.
9.84% (3 Month USD LIBOR + 7.50%) due 06/02/25	1,000,000	$1,010,000
LTI Holdings, Inc.
3.75% (3 Month USD LIBOR + 3.50%) due 08/10/25	1,000,000	1,002,500
ProAmpac PG Borrower LLC
10.81% (1 Month USD LIBOR + 8.50%) due 11/18/24	1,000,000	1,001,670
Hayward Industries, Inc.
10.33% (1 Month USD LIBOR + 8.25%) due 08/04/25	1,000,000	1,000,000
DAE Aviation
5.83% (1 Month USD LIBOR + 3.75%) due 07/07/22	992,347	994,213
Arctic Long Carriers
6.58% (1 Month USD LIBOR + 4.50%) due 05/18/23	990,000	992,475
CPM Holdings
5.58% (1 Month USD LIBOR + 3.50%) due 04/11/22	976,431	981,313
Resource Label Group LLC
6.84% (3 Month USD LIBOR + 4.50%) due 05/26/23	983,939	964,261
Advanced Integration Technology LP
7.22% (3 Month USD LIBOR + 4.75%) due 04/03/23	823,410	821,351
SLR Consulting Ltd.
6.50% (3 Month USD LIBOR + 4.00%) due 05/23/25†††,2	793,980	773,002
Fortis Solutions Group LLC
6.58% (1 Month USD LIBOR + 4.50%) due 12/15/23†††,2	590,342	590,342
6.57% (1 Month USD LIBOR + 4.50%) due 12/15/23†††,2	80,436	80,436
Patriot Container Corp. (Wastequip)
5.57% (1 Month USD LIBOR + 3.50%) due 03/20/25	598,500	599,248
Dimora Brands, Inc.
5.58% (1 Month USD LIBOR + 3.50%) due 08/24/24	496,250	493,148
Pregis Holding I Corp.
5.83% (3 Month USD LIBOR + 3.50%) due 05/20/21	475,000	473,219
Ranpak
9.31% (1 Month USD LIBOR + 7.25%) due 10/03/22	417,407	418,451
CPM Holdings, Inc.
5.58% (1 Month USD LIBOR + 3.50%) due 04/11/22	170,595	171,448

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 34.6% (continued)
Industrial - 7.7% (continued)
Carey International, Inc.
9.00% (3 Month USD LIBOR + 9.00%) (in-kind rate was 3.50%) due 05/23/20†††,2,8	52,525	$5,252
Total Industrial		43,670,249
Consumer, Non-cyclical - 6.4%
WIRB - Copernicus Group, Inc.
6.33% (1 Month USD LIBOR + 4.25%) due 08/15/22	3,145,108	3,145,108
Immucor, Inc.
7.17% (1 Month USD LIBOR + 5.00%) due 06/15/21	1,980,000	2,001,443
Chobani LLC
5.58% (1 Month USD LIBOR + 3.50%) due 10/10/23	2,025,000	1,920,591
Endo Luxembourg Finance Co.
6.38% (1 Month USD LIBOR + 4.25%) due 04/29/24	1,881,995	1,891,405
Midas Intermediate Holdco II LLC
5.08% (3 Month USD LIBOR + 2.75%) due 08/18/21	1,796,709	1,700,136
CTI Foods Holding Co. LLC
5.58% (1 Month USD LIBOR + 3.50%) due 06/29/20	1,325,000	1,046,750
9.33% (1 Month USD LIBOR + 7.25%) due 06/28/21	1,105,000	552,500
Touchtunes Interactive Network
6.83% (1 Month USD LIBOR + 4.75%) due 05/28/21	1,573,967	1,573,967
MDVIP LLC
6.33% (1 Month USD LIBOR + 4.25%) due 11/14/24	1,492,500	1,494,366
BCPE Eagle Buyer LLC
6.33% (1 Month USD LIBOR + 4.25%) due 03/18/24	1,482,739	1,430,843
Hanger, Inc.
5.58% (1 Month USD LIBOR + 3.50%) due 03/06/25	1,396,750	1,391,512
Sierra Acquisition, Inc.
5.83% (1 Month USD LIBOR + 3.50%) due 11/11/24	1,374,699	1,379,002
Chef's Warehouse Parent LLC
6.08% (1 Month USD LIBOR + 4.00%) due 06/22/22	1,339,018	1,343,477
SHO Holding I Corp.
7.34% (3 Month USD LIBOR + 5.00%) due 10/27/22	1,211,864	1,127,033
6.02% (1 Month USD LIBOR + 4.00% and 3 Month USD LIBOR + 4.00%) due 10/27/21†††,2	224,000	207,351
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
6.58% (3 Month USD LIBOR + 4.50%) due 04/03/25	1,246,875	1,243,758

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 34.6% (continued)
Consumer, Non-cyclical - 6.4% (continued)
Arctic Glacier Group Holdings, Inc.
5.58% (1 Month USD LIBOR + 3.50%) due 03/20/24	1,235,662	$1,236,688
IHC Holding Corp.
8.92% (1 Month USD LIBOR + 6.75%) due 04/30/21†††,2	1,104,922	1,097,562
Duran, Inc.
6.32% (3 Month USD LIBOR + 4.00%) due 12/20/24	550,000	552,062
6.33% (3 Month USD LIBOR + 4.00%) due 03/29/24	501,648	503,529
Avantor, Inc.
6.08% (1 Month USD LIBOR + 4.00%) due 11/21/24	995,000	1,006,015
California Cryobank
6.18% (3 Month USD LIBOR + 4.00%) due 08/06/25	1,000,000	1,002,500
Pelican Products, Inc.
5.58% (1 Month USD LIBOR + 3.50%) due 05/01/25	1,000,000	995,630
Tecbid US, Inc.
6.58% (3 Month USD LIBOR + 4.25%) due 07/25/24	988,890	990,126
Alegeus Technologies LLC
7.33% (3 Month USD LIBOR + 5.00%) due 04/28/23†††,2	990,000	982,321
Affordable Care Holding
6.92% (2 Month USD LIBOR + 4.75%) due 10/24/22	975,000	977,437
Give and Go Prepared Foods Corp.
6.58% (3 Month USD LIBOR + 4.25%) due 07/29/23	833,700	758,667
Certara, Inc.
5.83% (3 Month USD LIBOR + 3.50%) due 08/15/24	620,823	621,599
Examworks Group, Inc.
8.25% (3 Month USD LIBOR + 3.25%) due 07/27/21†††,2	563,333	524,522
NES Global Talent
7.84% (3 Month USD LIBOR + 5.50%) due 05/11/23	498,750	498,750
Packaging Coordinators Midco, Inc.
6.34% (3 Month USD LIBOR + 4.00%) due 06/30/23	471,392	471,982
Nellson Nutraceutical (US)
6.58% (3 Month USD LIBOR + 4.25%) due 12/23/21	266,853	264,852
CPI Holdco LLC
5.58% (1 Month USD LIBOR + 3.50%) due 03/21/24	200,000	200,000
Nellson Nutraceutical (CAD)
6.58% (3 Month USD LIBOR + 4.25%) due 12/23/21	109,703	108,880

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 34.6% (continued)
Consumer, Non-cyclical - 6.4% (continued)
Targus Group International, Inc.
15.13% (1 Month USD LIBOR + 11.50%) due 05/24/16†††,2,3,9	155,450	$–
Total Consumer, Non-cyclical		36,242,364
Technology - 6.3%
Planview, Inc.
7.33% (1 Month USD LIBOR + 5.25%) due 01/27/23†††,2	1,980,000	1,980,000
11.83% (1 Month USD LIBOR + 9.75%) due 07/27/23†††,2	900,000	889,845
TIBCO Software, Inc.
5.58% (1 Month USD LIBOR + 3.50%) due 12/04/20	2,366,103	2,371,426
LANDesk Group, Inc.
6.33% (1 Month USD LIBOR + 4.25%) due 01/20/24	2,243,183	2,247,849
Nimbus Acquisitions Bidco Ltd.
8.25% (3 Month USD LIBOR + 6.25%) (in-kind rate was 1.00%) due 07/15/21†††,2,8	GBP 1,656,153	2,129,765
Ministry Brands LLC
6.08% (1 Month USD LIBOR + 4.00%) due 12/02/22	2,115,340	2,115,340
Bullhorn, Inc.
9.07% (3 Month USD LIBOR + 6.75%) due 11/21/22†††,2	2,027,206	2,016,562
9.09% (3 Month USD LIBOR + 6.75%) due 11/21/22†††,2	52,230	46,716
Cvent, Inc.
5.83% (1 Month USD LIBOR + 3.75%) due 11/29/24	1,995,000	1,990,012
Brave Parent Holdings, Inc.
6.33% (3 Month USD LIBOR + 4.00%) due 04/18/25	1,900,000	1,902,375
EIG Investors Corp.
6.06% (1 Month USD LIBOR + 3.75% and 3 Month USD LIBOR + 3.75%) due 02/09/23	1,872,192	1,879,213
Park Place Technologies LLC
6.08% (1 Month USD LIBOR + 4.00%) due 03/29/25	1,000,000	1,000,000
10.08% (1 Month USD LIBOR + 8.00%) due 03/29/26	500,000	497,500
24-7 Intouch, Inc.
4.25% (1 Month USD LIBOR + 4.25%) due 08/20/25	1,500,000	1,470,000

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

Aspect Software, Inc.
12.81% (3 Month USD LIBOR + 10.50%) due 05/25/20[3]	894,927	741,000
6.41% (3 Month USD LIBOR + 4.00%) due 05/25/20†††,2,3	603,868	603,868

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 34.6% (continued)
Technology - 6.3% (continued)
Advanced Computer Software
6.83% (1 Month USD LIBOR + 4.75%) due 05/31/24	1,329,428	$1,336,076
CPI Acquisition, Inc.
6.84% (3 Month USD LIBOR + 4.50%) due 08/17/22	2,021,782	1,332,940
Optiv, Inc.
5.31% (1 Month USD LIBOR + 3.25%) due 02/01/24	1,271,676	1,230,347
MRI Software LLC
7.84% (3 Month USD LIBOR + 5.50%) due 06/30/23	1,184,403	1,172,558
7.57% (1 Month USD LIBOR + 5.50%) due 06/30/23	55,139	54,587
Lytx, Inc.
8.83% (1 Month USD LIBOR + 6.75%) due 08/31/23†††,2	1,151,066	1,127,350
Datix Bidco Ltd.
7.02% (6 Month USD LIBOR + 4.50%) due 04/28/25†††,2	1,065,000	1,054,912
Project Accelerate Parent, LLC
6.33% (1 Month USD LIBOR + 4.25%) due 01/02/25	997,500	999,994
Greenway Health LLC
6.08% (3 Month USD LIBOR + 3.75%) due 02/16/24	997,481	996,863
VT Topco, Inc.
6.09% (3 Month USD LIBOR + 3.75%) due 08/17/25	800,000	801,000
Cologix Holdings, Inc.
9.07% (1 Month USD LIBOR + 7.00%) due 03/20/25	750,000	750,705
Ping Identity Corp.
5.83% (1 Month USD LIBOR + 3.75%) due 01/24/25	500,000	500,000
Jaggaer
6.08% (Commercial Prime Lending Rate + 3.00%) due 12/28/24	250,000	249,375
Peak 10 Holding Corp.
5.83% (3 Month USD LIBOR + 3.50%) due 08/01/24	249,372	244,260
Total Technology		35,732,438
Consumer, Cyclical - 5.7%
Accuride Corp.
7.58% (3 Month USD LIBOR + 5.25%) due 11/17/23	3,420,104	3,456,460

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 34.6% (continued)
Consumer, Cyclical - 5.7% (continued)
EG Finco Ltd.
6.33% (3 Month USD LIBOR + 4.00%) due 02/07/25	2,194,500	2,193,578
6.27% (1 Month USD LIBOR + 4.00%) due 02/07/25	598,500	598,249
8.75% (2 Month EURIBOR + 7.75%) due 04/20/26	EUR 400,000	464,306
Big Jack Holdings LP
5.33% (1 Month USD LIBOR + 3.50%) due 04/05/24	2,154,884	2,141,416
K & N Parent, Inc.
7.08% (3 Month USD LIBOR + 4.75%) due 10/20/23	1,952,226	1,951,015
AT Home Holding III
5.84% (3 Month USD LIBOR + 3.50%) due 06/03/22	1,935,000	1,939,837
Blue Nile, Inc.
8.58% (1 Month USD LIBOR + 6.50%) due 02/17/23	1,900,000	1,900,000
Boot Barn Holdings, Inc.
6.83% (3 Month USD LIBOR + 4.50%) due 06/29/21†††,2	1,765,000	1,756,682
Lands' End, Inc.
5.32% (1 Month USD LIBOR + 3.25%) due 04/02/21	1,642,855	1,582,891
Alexander Mann
5.50% (3 Month USD LIBOR + 5.50%) due 08/07/25	1,300,000	1,248,000
BBB Industries, LLC
6.58% (3 Month USD LIBOR + 4.50%) due 08/01/25	1,250,000	1,246,875
Apro LLC
6.20% (2 Month USD LIBOR + 4.00%) due 08/08/24	1,169,000	1,171,923
LegalZoom.com, Inc.
6.32% (1 Month USD LIBOR + 4.50%) due 11/21/24	1,044,694	1,049,917
Stars Group (Amaya)
5.83% (3 Month USD LIBOR + 3.50%) due 07/10/25	1,000,000	1,007,430
IBC Capital Ltd.
6.08% (3 Month USD LIBOR + 3.75%) due 09/11/23	997,500	1,002,069
SMG US Midco 2, Inc.
5.33% (1 Month USD LIBOR + 3.25%) due 01/23/25	997,500	998,747
Paint Intermediate III (Wesco)
6.58% (3 Month USD LIBOR + 4.25%) due 06/14/24†††,2	1,000,000	990,388
Checkers Drive-In Restaurants, Inc.
6.33% (1 Month USD LIBOR + 4.25%) due 04/25/24	1,015,685	985,215

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

Galls LLC
8.33% (1 Month USD LIBOR + 6.25%) due 01/31/25†††,2	907,988	898,619
8.52% (Commercial Prime Lending rate + 5.25% and 1 Month USD LIBOR + 6.25%) due 01/31/24†††,2	57,237	50,507
Truck Hero, Inc.
5.82% (1 Month USD LIBOR + 3.75%) due 04/22/24	847,859	848,495
Belk, Inc.
6.81% (3 Month USD LIBOR + 4.75%) due 12/12/22	789,652	689,627

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 34.6% (continued)
Consumer, Cyclical - 5.7% (continued)
ABRA Auto Body
9.42% (3 Month USD LIBOR + 7.25%) due 09/19/22	500,000	$501,250
Leslie's Poolmart, Inc.
5.70% (1 Month USD LIBOR + 3.50%) due 08/16/23	487,198	486,896
Talbots, Inc.
6.58% (1 Month USD LIBOR + 4.50%) due 03/19/20	456,679	447,545
Acosta, Inc.
5.54% (Commercial Prime Lending Rate + 3.25% and 1 Month USD LIBOR + 3.25%) due 09/26/19	415,556	321,017
5.48% (1 Month LIBOR + 3.25%) due 09/26/19	122,222	94,417
CH Holding Corp.
9.33% (1 Month USD LIBOR + 7.25%) due 02/03/25	200,000	202,000
BC Equity Ventures LLC
10.50% (3 Month USD LIBOR + 6.50%) due 08/31/22	198,985	199,482
Petco Animal Supplies, Inc.
5.59% (3 Month USD LIBOR + 3.25%) due 01/26/23	99,744	72,747
Total Consumer, Cyclical		32,497,600
Basic Materials - 2.8%
A-Gas Ltd.
7.08% (3 Month USD LIBOR + 4.75%) due 08/11/24†††,2	2,421,997	2,380,883
4.75% (3 Month EURIBOR + 4.75%) due 07/25/24†††,2	EUR 1,250,000	1,444,189
ICP Industrial, Inc.
6.07% (1 Month USD LIBOR + 4.00%) due 11/03/23	2,281,829	2,270,420
PetroChoice Holdings
7.19% (1 Month USD LIBOR LIBOR + 5.00% and 2 Month USD LIBOR + 5.00%) due 08/19/22	2,050,637	2,066,017
American Rock Salt Company LLC
5.83% (1 Month USD LIBOR + 3.75%) due 03/21/25	1,995,000	1,997,494
GrafTech Finance, Inc.
5.58% (1 Month USD LIBOR + 3.50%) due 02/12/25	1,810,000	1,819,050
Niacet Corp.
6.58% (1 Month USD LIBOR + 4.50%) due 02/01/24	1,655,319	1,647,042
Niacet B.V.
5.50% (3 Month EURIBOR + 4.50%) due 02/01/24	EUR 778,974	899,685
Big River Steel LLC
7.33% (3 Month USD LIBOR + 5.00%) due 08/23/23	496,250	503,694
Hoffmaster Group, Inc.
6.08% (1 Month USD LIBOR + 4.00%) due 11/21/23	444,414	446,081

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 34.6% (continued)
Basic Materials - 2.8% (continued)
PMHC II, Inc. (Prince)
5.90% (3 Month USD LIBOR + 3.50%) due 03/29/25	199,500	$191,520
Noranda Aluminum Acquisition Corp.
4.50% due 02/28/19[9]	517,932	1,295
Total Basic Materials		15,667,370
Communications - 2.7%
Dominion Web Solutions LLC
8.56% (1 Month USD LIBOR + 5.75%) due 06/15/24†††,2	2,745,769	2,706,372
Market Track LLC
6.58% (3 Month USD LIBOR + 4.25%) due 06/05/24	2,128,500	2,123,179
Houghton Mifflin Co.
5.08% (1 Month USD LIBOR + 3.00%) due 05/28/21	2,026,733	1,876,755
Imagine Print Solutions LLC
6.83% (1 Month USD LIBOR + 4.75%) due 06/21/22	1,975,000	1,836,750
Cengage Learning Acquisitions, Inc.
6.33% (1 Month USD LIBOR + 4.25%) due 06/07/23	1,685,939	1,560,336
Comet Bidco Ltd.
7.31% (3 Month USD LIBOR + 5.00%) due 09/30/24	1,492,500	1,453,949
Zephyr Bidco Ltd.
8.22% (3 Month USD LIBOR + 7.50%) due 07/23/26	GBP 1,100,000	1,413,023
Flight Bidco, Inc.
9.84% (3 Month USD LIBOR + 7.50%) due 07/23/26	1,300,000	1,287,000
Proquest LLC
5.92% (1 Month USD LIBOR + 3.75%) due 10/24/21	391,759	392,860
11.08% (1 Month USD LIBOR + 9.00%) due 12/15/22	172,000	173,720

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

Mcgraw-Hill Global Education Holdings LLC
6.08% (1 Month USD LIBOR + 4.00%) due 05/04/22	493,663	470,460
Total Communications		15,294,404
Financial - 1.3%
Jane Street Group LLC
5.83% (1 Month USD LIBOR + 3.75%) due 08/25/22	1,910,195	1,917,358
Advisor Group, Inc.
5.81% (3 Month USD LIBOR + 3.75%) due 08/09/25	1,500,000	1,508,445
StepStone Group LP
6.07% (1 Month USD LIBOR + 4.00%) due 03/27/25	1,496,250	1,499,991
Aretec Group, Inc.
4.25% (1 Month USD LIBOR + 4.25%) due 08/13/25	1,400,000	1,403,500

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 34.6% (continued)
Financial - 1.3% (continued)
Northstar Financial Services LLC
5.56% (1 Month USD LIBOR + 3.50%) due 05/25/25	500,000	$499,375
Institutional Shareholder Services
6.09% (3 Month USD LIBOR + 3.75%) due 10/16/24	456,042	456,612
6.07% (3 Month USD LIBOR + 3.75%) due 10/16/24	41,563	41,614
Total Financial		7,326,895
Energy - 1.0%
Permian Production Partners
8.08% (1 Month USD LIBOR + 6.00%) due 05/18/24	1,900,000	1,871,500
PSS Companies
6.83% (3 Month USD LIBOR + 4.50%) due 01/28/20	1,823,809	1,805,571
Gavilan Resources LLC
8.08% (1 Month USD LIBOR + 6.00%) due 03/01/24	990,000	956,588
Yak ACCESS LLC
12.07% (3 Month USD LIBOR + 10.00%) due 07/10/26	1,000,000	947,500
Total Energy		5,581,159
Utilities - 0.7%
Panda Power
8.83% (3 Month USD LIBOR + 6.50%) due 08/21/20	1,474,128	1,374,624
EIF Channelview Cogeneration LLC
6.33% (1 Month USD LIBOR + 4.25%) due 05/03/25	1,000,000	1,007,500
Bhi Investments LLC
11.25% (3 Month USD LIBOR + 8.75%) due 02/28/25†††,2	1,000,000	990,000

	Face
	Amount~	Value
Panda Moxie Patriot
8.08% (3 Month USD LIBOR + 5.75%) due 12/19/20	503,400	496,604
Total Utilities		3,868,728
Total Senior Floating Rate Interests
(Cost $198,148,294)		195,881,207
ASSET-BACKED SECURITIES†† - 22.1%
Collateralized Loan Obligations - 14.5%
Diamond CLO Ltd.
2018-1A, 6.13% (3 Month USD LIBOR + 3.70%) due 07/22/30[5,10]	3,000,000	3,000,000
2018-1A, 6.01% (3 Month USD LIBOR + 2.60%) due 07/22/30[5,10]	2,500,000	2,500,000
Golub Capital Partners CLO 36m Ltd.
2018-36A, 4.44% (3 Month USD LIBOR + 2.10%) due 02/05/31[5,10]	5,000,000	4,914,910
Mountain Hawk II CLO Ltd.
2018-2A, 4.70% (3 Month USD LIBOR + 2.35%) due 07/20/24[5,10]	3,000,000	2,999,919
2013-2A, 5.50% (3 Month USD LIBOR + 3.15%) due 07/22/24[5,10]	1,750,000	1,739,526
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 4.96% (3 Month USD LIBOR + 2.65%) due 11/15/29[5,10]	4,000,000	4,010,595
BDS
2018-FL2, 4.61% (1 Month USD LIBOR + 2.55%) due 08/15/35[5,10]	3,000,000	3,000,794
Marathon CRE Ltd.
2018-FL1, 5.06% (1 Month USD LIBOR + 3.00%) due 06/15/28[5,10]	3,000,000	2,997,891
FDF I Ltd.
2015-1A, 6.88% due 11/12/30[10]	2,000,000	1,997,007
2015-1A, 7.50% due 11/12/30[10]	1,000,000	999,882
FDF II Ltd.
2016-2A, 7.70% due 05/12/31[10]	3,000,000	2,968,742
Dryden 50 Senior Loan Fund
2017-50A, (WAC) due 07/15/30[10,11]	3,555,000	2,932,875
Golub Capital Partners CLO 25M Ltd.
2018-25A, 4.02% (3 Month USD LIBOR + 1.90%) due 05/05/30[5,10]	2,500,000	2,473,477
DRSLF 2015-37X SUB
due 01/15/31[11]	2,998,799	2,396,163

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

Newstar Commercial Loan Funding LLC
2017-1A, 7.42% (3 Month USD LIBOR + 5.10%) due 03/20/27[5,10]	2,000,000	2,032,194
Carlyle Global Market Strategies CLO Ltd.
2012-3A, (WAC) due 10/04/28[10,11]	2,600,000	2,027,074

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 22.1% (continued)
Collateralized Loan Obligations - 14.5% (continued)
Avery Point VI CLO Ltd.
2018-6A, 4.31% (3 Month USD LIBOR + 2.00%) due 08/05/27[5,10]	2,000,000	2,000,000
MP CLO VIII Ltd.
2018-2A, 4.24% (3 Month USD LIBOR + 1.90%) due 10/28/27[5,10]	2,000,000	1,997,902
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[11]	2,399,940	1,895,838
TPG Real Estate Finance Issuer Ltd.
2018-FL1, 4.76% (1 Month USD LIBOR + 2.70%) due 02/15/35[5,10]	1,800,000	1,806,277
Exantas Capital Corporation 2018-RSO6 Ltd.
2018-RSO6, 4.56% (1 Month USD LIBOR + 2.50%) due 06/15/35[5,10]	1,800,000	1,797,709
Hunt CRE Ltd.
2017-FL1, 5.36% (1 Month USD LIBOR + 3.30%) due 08/15/34[5,10]	1,800,000	1,786,063
Voya CLO Ltd.
2013-1A, (WAC) due 10/15/30[10,11]	3,000,000	1,760,265
Monroe Capital CLO Ltd.
2017-1A, 5.95% (3 Month USD LIBOR + 3.60%) due 10/22/26[5,10]	1,750,000	1,751,705
Cent CLO 19 Ltd.
2013-19A, 5.64% (3 Month USD LIBOR + 3.30%) due 10/29/25[5,10]	1,750,000	1,751,569
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[10,11]	2,000,000	1,707,986
Treman Park CLO Ltd.
2015-1A, due 04/20/27[10,11]	2,000,000	1,652,010
Marathon CLO V Ltd.
2013-5A, (WAC) due 11/21/27[10,11]	3,566,667	1,590,741
Golub Capital Partners CLO Ltd.
2017-16A, 5.36% (3 Month USD LIBOR + 3.00%) due 07/25/29[5,10]	1,500,000	1,510,584

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 22.1% (continued)
Collateralized Loan Obligations - 14.5% (continued)
Atlas Senior Loan Fund IX Ltd.
2018-9A, due 04/20/28[1,10,11]	2,600,000	1,500,431
Babson CLO Ltd.
2014-IA, (WAC) due 07/20/25[10,11]	3,000,000	1,342,335
2012-2A, (WAC) due 05/15/23[10,11]	2,000,000	80,556
Ladder Capital Commercial Mortgage Trust
2017-FL1, 5.66% (1 Month USD LIBOR + 3.60%) due 09/15/34[5,10]	1,350,000	1,346,937
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 5.29% (3 Month USD LIBOR + 2.95%) due 12/15/28[5,10]	1,250,000	1,255,014
KVK CLO Ltd.
2013-1A, (WAC) due 01/15/28[1,10,11]	2,300,000	1,112,448
Garrison Funding Ltd.
2016-2A, 6.32% (3 Month USD LIBOR + 4.00%) due 09/29/27[5,10]	1,000,000	1,009,094
Atlas Senior Loan Fund IV Ltd.
2018-2A, 4.91% (3 Month USD LIBOR + 2.60%) due 02/17/26[5,10]	1,000,000	999,580
NewStar Clarendon Fund CLO LLC
2015-1A, 6.69% (3 Month USD LIBOR + 4.35%) due 01/25/27[5,10]	1,000,000	994,786
Jackson Mill CLO Ltd.
2018-1A, 4.19% (3 Month USD LIBOR + 1.85%) due 04/15/27[5,10]	1,000,000	992,725
ALM XII Ltd.
2018-12A, 3.99% (3 Month USD LIBOR + 1.65%) due 04/16/27[5,10]	1,000,000	992,490
Dryden 41 Senior Loan Fund
2015-41A, (WAC) due 04/15/31[10,11]	1,250,000	960,901
Venture XIII CLO Ltd.
2013-13A, (WAC) due 09/10/29[10,11]	1,500,000	887,778
Great Lakes CLO Ltd.
2014-1A, (WAC) due 10/15/29[10,11]	1,153,846	860,332

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

Dryden 37 Senior Loan Fund
2015-37A, (WAC) due 01/15/31[10,11]	1,050,000	838,993
West CLO Ltd.
2013-1A, (WAC) due 11/07/25[10,11]	1,350,000	560,947
Finn Square CLO Ltd.
2012-1A, (WAC) due 12/24/23[10,11]	2,500,000	238,467
Keuka Park CLO Ltd.
2013-1A, (WAC) due 10/21/24[1,10,11]	1,500,000	42,214

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 22.1% (continued)
Collateralized Loan Obligations - 14.5% (continued)
Ares XXVI CLO Ltd.
2013-1A, (WAC) due 04/15/25[10,11]	3,700,000	$29,933
Total Collateralized Loan Obligations		82,045,659
Transport-Aircraft - 4.2%
Apollo Aviation Securitization Equity Trust
2017-1A, 5.93% due 05/16/42[10]	3,567,174	3,677,882
2018-1A, 5.44% due 01/16/38[10]	2,469,775	2,486,462
2016-2, 7.87% due 11/15/41	1,732,250	1,732,250
2016-1A, 9.20% due 03/17/36[1,10]	908,225	913,618
2016-1A, 6.50% due 03/17/36[10]	897,116	911,442
2016-2, 5.93% due 11/15/41	851,400	856,794
Rise Ltd.
2014-1B, 6.50% due 02/12/39	1,424,835	1,396,339
2014-1A, 4.75% due 02/12/39	1,103,726	1,089,929
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[10]	2,292,943	2,255,049
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[10]	1,838,631	1,827,259
Falcon Aerospace Limited
2017-1, 6.30% due 02/15/42[10]	1,765,247	1,763,692
Stripes Aircraft Ltd.
2013-1 A1, 5.58% due 03/20/23†††	1,321,929	1,312,908
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[10]	1,112,723	1,127,064
Castlelake Aircraft Securitization Trust
due 01/15/23†††,2,14	3,054,105	1,031,528
AIM Aviation Finance Ltd.
2015-1A, 5.07% due 02/15/40[10]	806,969	801,082
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48[12]	491,400	420,449

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 22.1% (continued)
Transport-Aircraft - 4.2% (continued)
Airplanes Pass Through Trust
2001-1A, 2.47% (1 Month USD LIBOR + 0.55%) due 03/15/19[5,12]	6,677,317	$167,000
Total Transport-Aircraft		23,770,747
Whole Business - 0.9%
TSGE
2017-1, 6.25% due 09/25/31†††,2	5,000,000	5,036,319
Collateralized Debt Obligations - 0.8%
Anchorage Credit Funding 1 Ltd.
2015-1A, 6.30% due 07/28/30[10]	3,000,000	3,021,433
Anchorage Credit Funding 4 Ltd.
2016-4A, 5.50% due 02/15/35[10]	1,000,000	1,007,613
Highland Park CDO I Ltd.
2006-1A, 2.71% (3 Month USD LIBOR + 0.40%) due 11/25/51[1,5,12]	438,671	414,688
Total Collateralized Debt Obligations		4,443,734
Insurance - 0.4%
LTCG Securitization Issuer LLC
2018-A, 4.59% due 06/15/48[10]	2,413,666	2,450,695
Transport-Rail - 0.4%
Trinity Rail Leasing, LP
2009-1A, 6.66% due 11/16/39[10]	2,042,927	2,239,666
Infrastructure - 0.3%
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 5.92% due 06/15/48[10]	1,996,667	1,988,400
Financial - 0.2%
NCBJ
2015-1A, 5.88% due 07/08/22†††,2	1,233,936	1,235,739
Diversified Payment Rights - 0.2%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††,2	1,100,000	1,101,476

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

Transport-Container - 0.2%
Global SC Finance II SRL
2013-1A, 2.98% due 04/17/28[10]	933,333	919,382
Total Asset-Backed Securities
(Cost $131,545,716)		125,231,817

	Face
	Amount~	Value
CORPORATE BONDS†† - 18.9%
Financial - 6.1%
QBE Insurance Group Ltd.
7.50% (USD 10 Year Swap Rate + 6.03%) due 11/24/43[5,10]	3,000,000	$3,273,750
Bank of America Corp.
6.50%[4,6]	2,000,000	2,157,500
6.30%[4,6]	1,000,000	1,070,000
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49[1]	2,900,000	2,997,678
Customers Bank
6.13% due 06/26/29[6,12]	2,500,000	2,578,024
Citizens Financial Group, Inc.
5.50%[4,6]	2,500,000	2,552,500
American Equity Investment Life Holding Co.
5.00% due 06/15/27	2,350,000	2,313,347
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[10]	1,075,000	1,093,812
7.25% due 08/15/24[10]	1,000,000	982,500
6.88% due 04/15/22[10]	200,000	202,000
CNB Financial Corp.
5.75% due 10/15/26[6,12]	2,000,000	2,022,790
Atlas Mara Ltd.
8.00% due 12/31/20	2,200,000	1,980,000
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[12]	1,942,136	1,979,930
Springleaf Finance Corp.
7.13% due 03/15/26	1,400,000	1,393,098
Senior Housing Properties Trust
4.75% due 02/15/28	1,350,000	1,324,537
Assurant, Inc.
4.90% due 03/27/28	1,250,000	1,256,273
Hunt Companies, Inc.
6.25% due 02/15/26[10]	1,300,000	1,215,500
Lincoln Finance Ltd.
7.38% due 04/15/21[10]	1,000,000	1,030,000
LoanCore Capital Markets LLC / JLC Finance Corp.
6.88% due 06/01/20[10]	1,000,000	1,015,000
Pacific Beacon LLC
5.63% due 07/15/51[1,12]	697,568	665,283
GEO Group, Inc.
5.88% due 10/15/24	600,000	585,000
Atlantic Marine Corporations Communities LLC
5.38% due 02/15/48[1]	539,352	507,586

	Face
	Amount~	Value
CORPORATE BONDS†† - 18.9% (continued)
Financial - 6.1% (continued)
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20	300,000	$305,160
Hospitality Properties Trust
5.25% due 02/15/26	158,000	160,821
Total Financial		34,662,089
Industrial - 2.5%
Encore Capital Group, Inc.
5.63% due 08/11/24†††	4,000,000	3,892,888
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22	2,150,000	2,297,813
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[10]	2,050,000	2,151,864
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19[1]	1,800,000	1,800,000
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[12]	1,628,676	1,452,258
Cleaver-Brooks, Inc.
7.88% due 03/01/23[10]	1,200,000	1,239,000
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg
5.84% (3 Month USD LIBOR + 3.50%) due 07/15/21[5,10]	650,000	657,313
Glenn Pool Oil & Gas Trust
6.00% due 08/02/21†††	623,355	617,475
Total Industrial		14,108,611
Consumer, Cyclical - 2.4%
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23[1]	2,135,000	1,836,100
6.50% due 05/01/21	429,000	392,535
Exide Technologies
11.00% (in-kind rate was 7.00%) due 04/30/22[1,8,10]	2,419,405	2,210,731
HP Communities LLC
6.16% due 09/15/53[1,12]	1,000,000	1,127,396
6.82% due 09/15/53[1,12]	967,391	1,055,132
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	1,925,000	2,006,812
TVL Finance PLC
8.50% due 05/15/23	GBP 1,040,000	1,415,302
Williams Scotsman International, Inc.
7.88% due 12/15/22[10]	1,300,000	1,339,000
Titan International, Inc.
6.50% due 11/30/23	1,000,000	982,500
Pinnacle Bidco plc
6.38% due 02/15/25	GBP 550,000	729,904
American Tire Distributors, Inc.
10.25% due 03/01/22[10]	1,500,000	525,000
Total Consumer, Cyclical		13,620,412

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

Face
Amount~	Value
CORPORATE BONDS†† - 18.9% (continued)
Communications - 2.1%
MDC Partners, Inc.
6.50% due 05/01/24[10]	2,900,000	$2,599,125
Altice France S.A.
7.38% due 05/01/26[10]	2,225,000	2,186,063
Cengage Learning, Inc.
9.50% due 06/15/24[10]	2,275,000	1,957,865
DISH DBS Corp.
7.75% due 07/01/26	2,150,000	1,940,375
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[10]	2,150,000	1,892,000
EIG Investors Corp.
10.88% due 02/01/24	900,000	978,750
CSC Holdings LLC
6.75% due 11/15/21	500,000	530,000
Total Communications		12,084,178
Energy - 1.8%
Hess Corp.
5.60% due 02/15/41	1,550,000	1,572,831
6.00% due 01/15/40	1,000,000	1,042,263
7.13% due 03/15/33	500,000	583,151
Husky Energy, Inc.
4.00% due 04/15/24	900,000	901,360
3.95% due 04/15/22	600,000	606,669
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/24	1,000,000	1,002,000
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
9.25% due 12/15/21[10]	895,000	883,813
EQT Corp.
8.13% due 06/01/19	800,000	829,775
Buckeye Partners, LP
4.35% due 10/15/24	750,000	739,349
Indigo Natural Resources LLC
6.88% due 02/15/26[10]	650,000	627,250
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.25% due 04/01/23	400,000	412,500
QEP Resources, Inc.
6.88% due 03/01/21	350,000	368,375
CNX Resources Corp.
8.00% due 04/01/23	340,000	359,655
Bruin E&P Partners LLC
8.88% due 08/01/23[10]	300,000	310,875

	Face
	Amount~	Value
CORPORATE BONDS†† - 18.9% (continued)
Energy - 1.8% (continued)
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[9,12]	1,216,133	$170,259
Total Energy		10,410,125
Consumer, Non-cyclical - 1.6%
Albertsons Companies LLC / Safeway Inc./ New Albertsons Limited Partnership / Albertson's LLC
6.63% due 06/15/24	2,600,000	2,509,000
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	1,875,000	1,926,562
Endo Finance LLC / Endo Finco, Inc.
7.25% due 01/15/22[10]	800,000	768,000
5.38% due 01/15/23[10]	500,000	427,500
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[10]	1,300,000	1,132,625
Flexi-Van Leasing, Inc.
10.00% due 02/15/23[10]	1,133,000	985,710
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[12]	550,000	539,687
Beverages & More, Inc.
11.50% due 06/15/22[10]	650,000	512,688
FAGE International S.A./ FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[10]	504,000	442,260
Total Consumer, Non-cyclical		9,244,032
Basic Materials - 1.4%
BHP Billiton Finance USA Ltd.
6.75% (USD 5 Year Swap Rate + 5.09%) due 10/19/75[1,5,10]	2,450,000	2,688,875
Yamana Gold, Inc.
4.95% due 07/15/24[1]	2,260,000	2,259,867
Eldorado Gold Corp.
6.13% due 12/15/20[10]	2,400,000	2,256,000
Mirabela Nickel Ltd.
9.50% due 06/24/19	1,388,176	471,980
Total Basic Materials		7,676,722
Utilities - 0.7%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[1,10]	1,425,000	1,421,438
Superior Plus Limited Partnership / Superior General Partner, Inc.
7.00% due 07/15/26[10]	1,350,000	1,353,375
Terraform Global Operating LLC
6.13% due 03/01/26[10]	1,000,000	967,500
Total Utilities		3,742,313
Technology - 0.3%
TIBCO Software, Inc.
11.38% due 12/01/21[10]	750,000	802,500

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

	Face
	Amount~	Value
CORPORATE BONDS†† - 18.9% (continued)
Technology - 0.3% (continued)
First Data Corp.
7.00% due 12/01/23[10]	500,000	$520,250
TeamSystem SpA
4.00% due 04/15/23	EUR 200,000	234,010
Total Technology	1,556,760
Total Corporate Bonds
(Cost $108,925,222)		107,105,242
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 13.5%
Residential Mortgage Backed Securities - 11.6%
Lehman XS Trust Series
2006-18N, 2.24% (1 Month USD LIBOR + 0.18%) due 12/25/36[5]	6,020,040	5,560,604
2006-16N, 2.27% (1 Month USD LIBOR + 0.21%) due 11/25/46[5]	2,389,488	2,281,437
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 2.23% (1 Month USD LIBOR + 0.17%) due 07/25/47[5]	2,440,705	1,932,149
2007-HE2, 2.31% (1 Month USD LIBOR + 0.25%) due 04/25/37[5]	3,497,607	1,881,214
2007-HE2, 2.42% (1 Month USD LIBOR + 0.36%) due 04/25/37[5]	2,238,468	1,217,036
2007-HE4, 2.31% (1 Month USD LIBOR + 0.25%) due 07/25/47[5]	1,406,591	1,022,107
2007-HE2, 2.25% (1 Month USD LIBOR + 0.19%) due 04/25/37[5]	1,818,755	972,173
LSTAR Securities Investment Ltd.
4.09% due 04/01/21†††	5,671,185	5,654,825
ACE Securities Corporation Home Equity Loan Trust Series
2007-HE1, 2.21% (1 Month USD LIBOR + 0.15%) due 01/25/37[5]	3,171,077	2,152,103
2005-HE2, 3.08% (1 Month USD LIBOR + 1.02%) due 04/25/35[5]	2,000,000	1,991,781
2007-ASP1, 2.26% (1 Month USD LIBOR + 0.20%) due 03/25/37[5]	1,717,841	1,066,501
Ameriquest Mortgage Securities Trust
2006-M3, 2.24% (1 Month USD LIBOR + 0.18%) due 10/25/36[5]	4,865,115	3,231,561
2006-M3, 2.16% (1 Month USD LIBOR + 0.10%) due 10/25/36[5]	2,375,572	1,028,318

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 13.5% (continued)
Residential Mortgage Backed Securities - 11.6% (continued)
Morgan Stanley ABS Capital I Inc. Trust
2006-HE8, 2.28% (1 Month USD LIBOR + 0.22%) due 10/25/36[5]	3,692,441	$2,339,920
2007-HE1, 2.29% (1 Month USD LIBOR + 0.23%) due 11/25/36[5]	1,389,872	950,644
Long Beach Mortgage Loan Trust
2006-8, 2.15% (1 Month USD LIBOR + 0.09%) due 09/25/36[5]	4,892,257	2,022,001
2006-1, 2.25% (1 Month USD LIBOR + 0.19%) due 02/25/36[5]	1,501,513	1,257,181
RALI Series Trust
2006-QO6, 2.24% (1 Month USD LIBOR + 0.18%) due 06/25/46[5]	4,718,172	2,047,565
2006-QO6, 2.29% (1 Month USD LIBOR + 0.23%) due 06/25/46[5]	2,239,119	994,847
Home Equity Mortgage Loan Asset-Backed Trust Series INABS
2006-E, 2.27% (1 Month USD LIBOR + 0.21%) due 04/25/37[5]	3,582,833	2,764,005
GSAA Home Equity Trust
2006-16, 2.23% (1 Month USD LIBOR + 0.17%) due 10/25/36[5]	5,408,463	2,753,473
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 2.28% (1 Month USD LIBOR + 0.22%) due 11/25/36[5]	3,412,382	1,719,238
2006-2, 2.21% (1 Month USD LIBOR + 0.15%) due 11/25/36[5]	1,910,934	956,597
American Home Mortgage Assets Trust 2006-6
2006-6, 2.27% (1 Month USD LIBOR + 0.21%) due 12/25/46[5]	3,030,559	2,672,901
JP Morgan Mortgage Acquisition Trust
2006-WMC3, 2.30% (1 Month USD LIBOR +0.24%) due 08/25/36[5]	3,005,284	2,384,174

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 2.41% (1 Month USD LIBOR + 0.35%) due 03/25/37[5]	2,629,692	2,281,713
Master Asset Backed Securities Trust
2006-WMC3, 2.22% (1 Month USD LIBOR + 0.16%) due 08/25/36[5]	3,938,410	2,063,338

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 13.5% (continued)
Residential Mortgage Backed Securities - 11.6% (continued)
Morgan Stanley Mortgage Loan Trust
2006-9AR, 2.21% (1 Month USD LIBOR + 0.15%) due 08/25/36[5]	4,079,687	$2,049,160
IXIS Real Estate Capital Trust
2007-HE1, 2.12% (1 Month USD LIBOR + 0.06%) due 05/25/37[5]	2,637,347	935,871
2007-HE1, 2.17% (1 Month USD LIBOR + 0.11%) due 05/25/37[5]	2,621,958	935,030
CitiMortgage Alternative Loan Trust Series
2007-A7, 2.46% (1 Month USD LIBOR + 0.40%) due 07/25/37[5]	1,194,040	1,012,056
First NLC Trust
2007-1, 2.34% (1 Month USD LIBOR + 0.28%) due 08/25/37[5,10]	1,616,658	1,011,451
GSAA Trust
2007-3, 2.23% (1 Month USD LIBOR + 0.17%) due 03/25/47[5]	2,007,528	1,001,935
Luminent Mortgage Trust
2006-2, 2.26% (1 Month USD LIBOR + 0.20%) due 02/25/46[5]	1,080,471	984,885
TBW Mortgage Backed Pass-Through Certificates
2006-6, 6.04% due 01/25/37[1]	1,282,624	582,848
2006-6, 5.75% due 01/25/37[1]	529,462	253,344
Total Residential Mortgage Backed Securities		65,965,986
Military Housing - 1.1%
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44[12]	3,500,000	3,689,646
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52[1,12]	1,891,011	1,896,524

	Face
	Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 13.5% (continued)
Military Housing - 1.1% (continued)
2007-AET2, 6.06% due 10/10/52[1,12]	480,218	$514,576
Total Military Housing		6,100,746
Commercial Mortgage Backed Securities - 0.8%
GAHR Commercial Mortgage Trust
2015-NRF, 3.49% (WAC) due 12/15/34[5,9,10]	4,500,000	4,424,594
Total Collateralized Mortgage Obligations
(Cost $77,978,545)		76,491,326
U.S. TREASURY BILLS†† - 6.8%
U.S. Treasury Bills
1.95% due 10/25/18[1,13]	6,000,000	5,983,053
2.04% due 11/29/18[1,13]	5,000,000	4,975,305
2.02% due 11/08/18[1,13]	4,000,000	3,985,276
1.95% due 10/18/18[1,13]	3,500,000	3,491,519
1.89% due 09/20/18[1,13]	3,000,000	2,997,450
1.89% due 09/27/18[1,13]	3,000,000	2,996,349
2.02% due 11/23/18[1,13]	2,500,000	2,488,570
1.87% due 09/06/18[1,13]	2,000,000	1,999,790
1.88% due 09/13/18[1,13]	2,000,000	1,999,045
1.90% due 10/04/18[1,13]	2,000,000	1,996,775
1.99% due 11/01/18[1,13]	2,000,000	1,993,515
2.08% due 12/13/18[1,13]	2,000,000	1,988,458
1.88% due 09/06/18[1,13]	1,500,000	1,499,842
Total U.S. Treasury Bills
(Cost $38,389,976)		38,394,947
FOREIGN GOVERNMENT BONDS†† - 1.4%
Government of Japan
due 01/10/19[14]	JPY 619,500,000	5,579,320
due 02/12/19[14]	JPY 154,500,000	1,391,629
Total Government of Japan		6,970,949
Senegal Government International Bond
6.75% due 03/13/48[10]	1,000,000	854,300
Total Foreign Government Bonds
(Cost $7,884,849)		7,825,249
SENIOR FIXED RATE INTERESTS††† - 0.2%
Communications - 0.2%
MHGE Parent LLC
11.00% due 04/20/22[2]	900,000	879,534
Total Senior Fixed Rate Interests
(Cost $879,543)		879,534
MUNICIPAL BONDS†† - 0.1%
Oklahoma - 0.1%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28	400,000	420,596
Total Municipal Bonds
(Cost $400,000)		420,596

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

	Face
	Amount~	Value
COMMERCIAL PAPER††1.3%
Nutrien Ltd.
2.40% due 10/02/18[13]	7,570,000	$7,552,929
Total Commercial Paper
(Cost $7,554,355)		7,552,929

	Contracts	Value
Call OPTIONS PURCHASED†,* - 0.1%
Call options on:
BofA Merrill Lynch S&P 500 Index Expiring January 2019 with strike price of $3,000 (Notional Value $39,460,672)	136	554,880
BofA Merrill Lynch iShares MSCI Emerging Markets ETF Expiring January 2019 with strike price of $55 (Notional Value $26,938,080)	6,240	9,360
Call OPTIONS PURCHASED†,* - 0.1% (continued)
Total Call Options Purchased
(Cost $1,733,599)		$564,240
Total Investments - 102.1%
(Cost $592,116,722)		$577,506,737

	Contracts	Value
Call OPTIONS WRITTEN†,* - (0.4)%
Call options on:
S&P 500 Index Expiring September 2018 with strike price of $2,840 (Notional Value $92,268,336)	318	(2,359,560)
Total Call Options Written
(Premiums received $1,036,017)		(2,359,560)
Other Assets & Liabilities, net - (1.7)%		(9,737,607)
Total Net Assets - 100.0%		$565,409,570

Futures Contracts†,*
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation
Equity Futures Contracts Purchased
S&P 500 Index Mini Futures Contracts	636	Sep 2018	$92,267,700	$3,636,565

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at August 31, 2018	Net Unrealized Appreciation/ (Depreciation)
Morgan Stanley	1,074,000	GBP	09/11/18	$1,399,788	$1,392,587	$7,201
BofA Merrill Lynch	154,500,000	JPY	02/12/19	1,412,752	1,408,144	4,608
BofA Merrill Lynch	5,132,000	EUR	09/11/18	5,940,228	5,959,995	(19,767)
JPMorgan	3,379,000	GBP	09/11/18	4,344,296	4,381,333	(37,037)
Citigroup	619,500,000	JPY	01/10/19	5,562,115	5,630,464	(68,349)
						$(113,344)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1
All or a portion of these securities have been physically segregated in connection with futures contracts, reverse repurchase agreements and unfunded loan commitments. As of August 31, 2018, the total value of securities segregated was $57,821,508.

2	Security was fair valued by the Valuation Committee at August 31, 2018. The total market value of fair valued securities amounts to $37,796,476, (cost $39,891,167) or 6.7% of total net assets.
3	Affiliated issuer.
4	Perpetual maturity.
5
Variable rate security.  Rate indicated is the rate effective at August 31, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

6	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
7	Rate indicated is the 7 day yield as of August 31, 2018.
8	Payment-in-kind security.
9	Security is in default of interest and/or principal obligations.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

10
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $153,105,924 (cost $154,440,073), or 27.1% of total net assets.

11	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
12
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $18,693,642 (cost $24,793,848), or 3.3% of total net assets — See Note 6.

13	Rate indicated is the effective yield at the time of purchase.
14	Zero coupon rate security.

BofA	Bank of America
EURIBOR	European Interbank Offered Rate
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
plc	Public Limited Company
WAC	Weighted Average Coupon
USD	United States Dollar

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$756,853	$904,190	$93,800	$1,754,843
Preferred Stocks	2,727,385	-	485,000	3,212,385
Warrants	—	—	21,247	21,247
Money Market Fund	12,171,175	—	—	12,171,175
Senior Floating Rate Interests	—	167,969,375	27,911,832	195,881,207
Asset-Backed Securities	—	115,513,847	9,717,970	125,231,817
Corporate Bonds	—	102,594,879	4,510,363	107,105,242
Collateralized Mortgage Obligations	—	70,836,501	5,654,825	76,491,326
U.S. Treasury Bills	—	38,394,947	—	38,394,947
Foreign Government Bonds	—	7,825,249	—	7,825,249
Senior Fixed Rate Interests	—	—	879,534	879,534
Municipal Bonds	—	420,596	—	420,596
Commercial Paper	—	7,552,929	—	7,552,929
Call Options Purchased	564,240	—	—	564,240
Equity Futures Contracts*	3,636,565	—	—	3,636,565
Forward Foreign Currency Exchange Contracts*	—	11,809	—	11,809
Total Assets	$19,856,218	$512,024,322	$49,274,571	$581,155,111

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Call Options Written	$2,359,560	$—	$—	$2,359,560
Forward Foreign Currency Exchange Contracts*	—	125,153	—	125,153
Unfunded Loan Commitments (Note 5)	—	130,613	542,526	673,139
Total Liabilities	$2,359,560	$255,766	$542,526	$3,157,852

* This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of August 31, 2018, reverse repurchase agreements of $1,613,947 are categorized as Level 2 within the disclosure hierarchy. See Note 3.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

Category	Ending Balance at August 31, 2018	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset Backed Securities	$6,137,795	Model Price	Market Comparable Yield	4.2%-6.2%	5.7%
Asset Backed Securities	2,267,267	Yield Analysis	Yield	6.2%-13.0%	9.30%
Asset Backed Securities	1,312,908	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	-	-
Collateralized Mortgage Obligations	5,654,825	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	-	-
Common Stocks	93,800	Enterprise Value	Valuation Multiple	6.2x-9.4x	7.9x
Corporate Bonds	4,510,363	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	-	-
Preferred Stocks	485,000	Enterprise Value	Valuation Multiple	16.9x	-
Senior Fixed Rate Interests	879,534	Yield Analysis	Yield	11.80%	8.2%
Senior Floating Rate Interests	21,699,471	Yield Analysis	Yield	4.8%-12.1%	8.2%
Senior Floating Rate Interests	3,113,367	Model Price	Market Comparable Yields	6.2%-6.3%	5.7%
Senior Floating Rate Interests	2,269,898	Enterprise Value	Valuation Multiple	6.4x-11.4x	9.9x
Senior Floating Rate Interests	829,096	Model Price	Purchase Price	-	-
Warrants	21,247	Enterprise Value	Valuation Multiple	9.4x-16.9x	7.9x
Total Assets	$49,274,571
Liabilities:
Unfunded Loan Commitments	$542,526	Model Price	Purchase Price	-	-
Significant changes in an indicative quote, market comparable yield or valuation multiple would generally result in significant changes in the fair value of the security.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

As of August 31, 2018, the Fund had securities with a total value of $6,289,976 transfer from Level 3 to Level 2 due to availability of market price information at period end and had securities with a total value of $7,524,359 transfer from Level 2 to Level 3 due to lack of observable inputs.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2018:
	Assets									Liabilities
	Asset Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$11,860,166	$-	$10,036,584	$27,159,336	$-	$228,184	$485,000	$-	$49,769,270	$(610,438)
Purchases/(Receipts)	-	-	21,203	4,223,498	-	-	-	-	4,244,701	(139,581)
Sales, maturities and (paydowns)/Fundings	(129,208)	-	(1,491,545)	(4,086,713)	-	(213)	-	-	(5,707,679)	55,257
Earned amortization of discount/premiums	62,936	-	4,520	67,344	-	-	-	-	134,800	-
Total realized gains or losses included in earnings	-	-	167,382	(5,674)	-	-	-	-	161,708	109,386
Total change in unrealized appreciation (depreciation) included in earnings	88,978	-	(102,707)	(435,959)	21,247	(134,171)	-	-	(562,612)	42,850
Transfers into Level 3	-	5,654,825	-	990,000	-	-	-	879,534	7,524,359	-
Transfers out of Level 3	(2,164,902)	-	(4,125,074)	-	-	-	-	-	(6,289,976)	-
Ending Balance	$9,717,970	$5,654,825	$4,510,363	$27,911,832	$21,247	$93,800	$485,000	$879,534	$49,274,571	$(542,526)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at August 31, 2018	$96,021	$(5,020)	$(26,462)	$(461,776)	$21,247	$(134,171)	$-	$632	$(509,529)	$73,865

Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.
Transactions during the period ended August 31, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 5/31/18	Additions	Reductions	Change in Unrealized	Value 8/31/18	Shares 8/31/18	Investment Income	Capital Gain Distributions
Common Stock
Aspect Software Parent, Inc*,1	$137,213	$–	$(213)	$(133,828)	$3,172	156	$–	$–
Targus Group International Equity, Inc*,[1]	33,921	–	–	(343)	33,578	12,989	–	–
Senior Floating Rate Interests
Aspect Software, Inc. 12.81% (3 Month USD LIBOR + 10.50%) due 05/25/20[3]	843,851	17,737	(5,772)	(114,816)	741,000	894,927	45,858	8,774
Aspect Software, Inc. 6.41% (3 Month USD LIBOR + 4.00%) due 05/25/20[1,3]	609,375	188,257	(193,764)	–	603,868	603,868	14,362	–
Targus Group International, Inc. 15.13% (1 Month USD LIBOR + 11.50% due 05/24/16[1,2,3]	–	–	–	–	–	155,450	–	–
Warrants
Aspect Software Inc.[1]	–	–	–	21,116	21,116	134,686	–	–
	$1,624,360	$205,994	$(199,749)	$(227,871)	$1,402,734		$60,220	$8,774

[1]
Security was fair valued by the Valuation Committee at August 31, 2018.  The total market value of affiliated and fair valued securities amounts to $661,734, (cost $2,222,908) or 0.1% of total net assets.

[2]	Security is in default of interest and/or principal obligations.
[3]
Variable rate security. Rate indicated is the rate effective at August 31, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

Note 1 – Organization and Significant Accounting Policies
Organization
Guggenheim Strategic Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on November 13, 2016. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation.
Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.
Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.
If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.
Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.
Open-end investment companies (“Mutual Funds”) are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds (‘ETFs”) and closed-end investment companies (“CEFs”) are value at the last quoted sale price.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. Any investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA”, or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.
Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.
Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market. If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.
Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter ("OTC") options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.
Note 2 – Financial Instruments
As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.
Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
Options Purchased and Written

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.
There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if the fair value of the underlying security declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.
The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.
Futures
A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedule of Investments.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.
The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.
In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund.
The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.
Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

Level 1 — quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they may be computed by the Fund’s investment adviser or an affiliate.  In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2 as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.
Note 4 – Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.
Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.
At August 31, 2018, the cost of securities for Federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:
Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Depreciation
$ 591,089,981	$ 9,810,352	$ (22,229,935)	$ (12,419,583)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

Note 5 – Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of August 31, 2018. The Fund is obligated to fund these loan commitments at the borrower’s discretion.
The unfunded loan commitments as of August 31, 2018, were as follows:

Borrower	Maturity Date		Face Amount*	Value
Acosta, Inc.	09/26/19		562,222	$127,905
Alexander Mann	12/29/24	GBP	500,000	-
Bullhorn, Inc.	11/21/22		161,669	3,970
Capstone Logistics	11/10/18		146,584	720
Cypress Intermediate Holdings III, Inc.	04/27/22		1,250,000	113,200
Datix Bidco Ltd.	09/30/18		2,300,000	-
Dominion Web Solutions LLC	06/15/23		115,385	–
Examworks Group, Inc.	07/27/21		936,667	56,495
Fortis Solutions Group LLC	12/15/23		327,742	17,671
Galls LLC	01/31/25		412,105	-
Galls LLC	01/31/24		80,921	9,515
Hostess Brands LLC	08/03/20		500,000	27,223
ICP Industrial, Inc.	11/03/23		208,275	1,041
Lumentum Holdings, Inc.	03/11/19		200,000	–
Lytx, Inc.	08/31/22		52,632	5,264
Ministry Brands LLC	12/02/22		180,251	829
MRI Software LLC	06/30/23		222,222	1,667
Nimbus Acquisition Topco Ltd.	07/15/20	GBP	500,000	30,305
Packaging Coordinators Midco, Inc.	07/01/21		1,500,000	106,188
SHO Holding I Corp.	10/27/21		276,000	20,514
SLR Consulting Ltd.	05/13/25	GBP	200,000	3,736
Solera LLC	03/03/21		2,033,000	143,292
VT Topco, Inc.	08/17/25		200,000	–
WIRB - Copernicus Group, Inc.	08/15/22		798,186	3,604
			13,663,861	$673,139

* The face amount is denominated in U.S. dollars unless otherwise indicated.

 GBP – British Pound
Note 6 – Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Airplanes Pass Through Trust
2001-1A, 2.47% (1 month USD LIBOR + 0.55%) due 03/15/19[2]	10/14/09	$5,384,676	$167,000
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52[1,5]	04/23/15	481,059	514,576
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52[1]	09/18/14	1,872,180	1,896,524
CNB Financial Corp.
5.75% due 10/15/26[3]	09/14/16	2,000,000	2,022,790
Customers Bank
6.13% due 06/26/29[3]	06/24/14	2,500,000	2,578,024

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2018

Fort Knox Military Housing Privatization Project
5.82% due 02/15/52	11/14/16	1,940,226	1,979,930
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44	05/11/17	3,909,525	3,689,646
Highland Park CDO I Ltd.
2006-1A, 2.71% (3 Month USD LIBOR + 0.40%) due 11/25/51[1,2]	04/14/15	333,983	414,688
HP Communities LLC
6.16% due 09/15/53[1]	07/21/15	997,552	1,127,396
HP Communities LLC
6.82% due 09/15/53[1]	06/09/14	963,962	1,055,132
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21	07/30/13	549,447	539,687
Pacific Beacon LLC
5.63% due 07/15/51[1]	01/15/14	576,585	665,283
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27	12/17/12	1,621,472	1,452,258
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[4]	01/18/14	1,178,715	170,259
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48	11/27/13	484,466	420,449
		$24,793,848	$18,693,642

[1]
All or a portion of these securities have been physically restricted and segregated in connection with futures contracts, reverse repurchase agreements and unfunded loan commitments. As of August 31, 2018, the total value of restricted and segregated securities was $5,673,599.

[2]
Variable rate security.  Rate indicated is the rate effective at August 31, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Security is in default of interest and/or principal obligations.
[5]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.

OTHER INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Trust’s registration statement, the Trust has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Trust usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategic Opportunities Fund

By:          /s/ Brian E. Binder
Brian E. Binder
President and Chief Executive Officer

Date:       October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Brian E. Binder
               Brian E. Binder
President and Chief Executive Officer

Date:       October 26, 2018

By:          /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:       October 26, 2018